Property, Plant and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Land	$ 4,550	$ 4,504
Buildings and leasehold improvements	238,227	211,203
Plant and machinery	55,123	42,270
Electronic equipment, furniture and fixtures	124,378	102,115
Motor vehicles	2,795	2,809
Total cost	425,073	362,901
Less: Accumulated depreciation and amortization	(161,516)	(122,233)
Property, Plant, and Equipment, Fair Value Disclosure, Total	263,557	240,668
Construction in progress	61,153	27,342
Total property, plant and equipment, net	$ 324,710	$ 268,010